N-4	May 01, 2026
Prospectus:
Document Type	EX-99.4R HISTORIC
Entity Registrant Name	MASSMUTUAL ASCEND LIFE INSURANCE CO
Entity Central Index Key	0000723258
Entity Investment Company Type	N-4
Document Period End Date	May 01, 2026
Amendment Flag	false
Non-variable Annuities [Line Items]
Non-variable Annuities [Text Block]
Index Achiever Advisory — CALENDAR YEAR 2025 UPSIDE RATES

	Strategy 1	Strategy 2	Strategy 3	Strategy 4	Strategy 5	Strategy 6	Strategy 7	Strategy 8	Strategy 9	Strategy 10	Strategy 11	Strategy 12	Strategy 13	Strategy 14	Strategy 15	Strategy 16	Strategy 17	Strategy 18	Strategy 19	Strategy 20	Strategy 21	Strategy 22	Strategy 23	Strategy 24	Strategy 25	Strategy 26
	FIX	S&P 500	MSCI EAFE	iYR	GLD	FTBE	S&P 500	MSCI EAFE	iYR	GLD	FTBE	S&P 500	S&P 500	S&P 500	S&P 500	S&P 500	S&P 500	S&P 500	S&P 500	Russell 2000	S&P 500	Russell 2000	Russell 2000	Russell 2000	Russell 2000	Russell 2000
	1-Year	1-Year	1-Year	1-Year	1-Year	1-Year	1-Year	1-Year	1-Year	1-Year	1-Year	1-Year	1-Year	1-Year	1-Year	1-Year	3-Year	3-Year	6-Year	6-Year	6-Year	6-Year	1-Year	1-Year	3-Year	3-Year
	N/A	50% DPR	50% DPR	50% DPR	50% DPR	50% DPR	10% Buffer	10% Buffer	10% Buffer	10% Buffer	10% Buffer	10% Buffer	10% Buffer	20% Buffer	20% Buffer	-10% Floor	10% Buffer	20% Buffer	10% Buffer	10% Buffer	20% Buffer	20% Buffer	10% Buffer	20% Buffer	10% Buffer	20% Buffer
	Fix Rate	Par Rate	Par Rate	Par Rate	Par Rate	Par Rate	Cap	Cap	Cap	Cap	Par Rate	Trigger	Trigger	Cap	Trigger	Cap	Par Rate	Par Rate	Par Rate	Par Rate	Par Rate	Par Rate	Cap	Cap	Par Rate	Par Rate
PURCHASE PAYMENTS $250,000 AND OVER
1/6/2025	3.05%	75%	79%	76%	75%	160%	14.00%	17.50%	27.50%	14.50%	115%	9.25%	7.00%	9.60%	7.75%	12.25%	105%	90%	100%	100%	90%	95%	N/A	N/A	N/A	N/A
1/20/2025	3.05%	75%	79%	76%	75%	160%	14.00%	17.50%	27.50%	14.50%	115%	9.25%	7.00%	9.60%	7.75%	12.25%	105%	90%	100%	100%	90%	95%	N/A	N/A	N/A	N/A
2/6/2025	3.05%	75%	100%	100%	90%	175%	14.00%	20.00%	30.00%	16.50%	125%	11.00%	9.00%	9.60%	9.00%	14.00%	110%	100%	115%	110%	105%	100%	N/A	N/A	N/A	N/A
2/20/2025	3.05%	75%	100%	100%	90%	175%	14.00%	20.00%	30.00%	16.50%	125%	11.00%	9.00%	9.60%	9.00%	14.00%	110%	100%	115%	110%	105%	100%	N/A	N/A	N/A	N/A
3/6/2025	3.05%	75%	100%	100%	90%	175%	14.00%	20.00%	30.00%	16.50%	125%	11.00%	9.00%	9.60%	9.00%	14.00%	110%	100%	115%	110%	105%	100%	N/A	N/A	N/A	N/A
3/20/2025	3.05%	75%	100%	100%	90%	175%	14.00%	20.00%	30.00%	16.50%	125%	11.00%	9.00%	9.60%	9.00%	14.00%	110%	100%	115%	110%	105%	100%	N/A	N/A	N/A	N/A
4/6/2025	3.05%	75%	100%	100%	90%	175%	14.00%	20.00%	30.00%	16.50%	125%	11.00%	9.00%	9.60%	9.00%	14.00%	110%	100%	115%	110%	105%	100%	N/A	N/A	N/A	N/A
4/20/2025	3.05%	75%	100%	100%	90%	175%	14.00%	20.00%	30.00%	16.50%	125%	11.00%	9.00%	9.60%	9.00%	14.00%	110%	100%	115%	110%	105%	100%	N/A	N/A	N/A	N/A
5/6/2025	3.05%	80%	100%	100%	90%	175%	20.00%	20.00%	30.00%	16.50%	125%	13.00%	11.00%	13.00%	11.00%	16.00%	115%	100%	115%	115%	105%	100%	N/A	N/A	N/A	N/A
5/20/2025	3.05%	80%	100%	100%	90%	175%	20.00%	20.00%	30.00%	16.50%	125%	13.00%	11.00%	13.00%	11.00%	16.00%	115%	100%	115%	115%	105%	100%	N/A	N/A	N/A	N/A
6/6/2025	3.05%	80%	100%	100%	90%	175%	20.00%	20.00%	30.00%	16.50%	125%	13.00%	11.00%	13.00%	11.00%	16.00%	115%	100%	115%	115%	105%	100%	30.00%	18.00%	110%	95%
6/20/2025	3.05%	80%	100%	100%	90%	175%	20.00%	20.00%	30.00%	16.50%	125%	13.00%	11.00%	13.00%	11.00%	16.00%	115%	100%	115%	115%	105%	100%	30.00%	18.00%	110%	95%
7/6/2025	3.05%	80%	100%	100%	90%	175%	20.00%	20.00%	30.00%	16.50%	125%	13.00%	11.00%	13.00%	11.00%	16.00%	115%	100%	115%	115%	105%	100%	30.00%	18.00%	110%	95%
7/20/2025	3.05%	80%	100%	100%	90%	175%	20.00%	20.00%	30.00%	16.50%	125%	13.00%	11.00%	13.00%	11.00%	16.00%	115%	100%	115%	115%	105%	100%	30.00%	18.00%	110%	95%
8/6/2025	3.05%	80%	100%	100%	90%	175%	20.00%	20.00%	30.00%	16.50%	125%	13.00%	11.00%	13.00%	11.00%	16.00%	115%	100%	115%	115%	105%	100%	30.00%	18.00%	110%	95%
8/20/2025	3.05%	80%	100%	100%	90%	175%	20.00%	20.00%	30.00%	16.50%	125%	13.00%	11.00%	13.00%	11.00%	16.00%	115%	100%	115%	115%	105%	100%	30.00%	18.00%	110%	95%
9/6/2025	3.05%	80%	100%	100%	90%	175%	20.00%	20.00%	30.00%	16.50%	125%	13.00%	11.00%	13.00%	11.00%	16.00%	115%	100%	115%	115%	105%	100%	30.00%	18.00%	110%	95%
9/20/2025	3.05%	80%	100%	100%	90%	175%	20.00%	20.00%	30.00%	16.50%	125%	13.00%	11.00%	13.00%	11.00%	16.00%	115%	100%	115%	115%	105%	100%	30.00%	18.00%	110%	95%
10/6/2025	3.05%	80%	100%	100%	90%	175%	20.00%	20.00%	30.00%	16.50%	125%	13.00%	11.00%	13.00%	11.00%	16.00%	115%	100%	115%	115%	105%	100%	30.00%	18.00%	110%	95%
10/20/2025	3.05%	80%	100%	100%	90%	175%	20.00%	20.00%	30.00%	16.50%	125%	13.00%	11.00%	13.00%	11.00%	16.00%	115%	100%	115%	115%	105%	100%	30.00%	18.00%	110%	95%
11/6/2025	3.05%	80%	100%	100%	90%	175%	20.00%	20.00%	30.00%	16.50%	125%	13.00%	11.00%	13.00%	11.00%	16.00%	115%	100%	115%	115%	105%	100%	30.00%	18.00%	110%	95%
11/20/2025	3.05%	80%	100%	100%	90%	175%	20.00%	20.00%	30.00%	16.50%	125%	13.00%	11.00%	13.00%	11.00%	16.00%	115%	100%	115%	115%	105%	100%	30.00%	18.00%	110%	95%
12/6/2025	3.05%	80%	100%	100%	80%	175%	20.00%	20.00%	30.00%	16.50%	125%	11.00%	9.50%	13.00%	9.50%	16.00%	105%	90%	110%	110%	100%	100%	30.00%	17.00%	105%	95%
12/20/2025	3.05%	80%	100%	100%	80%	175%	20.00%	20.00%	30.00%	16.50%	125%	11.00%	9.50%	13.00%	9.50%	16.00%	105%	90%	110%	110%	100%	100%	30.00%	17.00%	105%	95%
PURCHASE PAYMENTS BELOW $250,000
1/6/2025	3.00%	74%	77%	75%	70%	155%	13.50%	16.50%	26.50%	14.00%	110%	9.00%	6.75%	9.30%	7.50%	12.00%	100%	86%	95%	95%	85%	90%	N/A	N/A	N/A	N/A
1/20/2025	3.00%	74%	77%	75%	70%	155%	13.50%	16.50%	26.50%	14.00%	110%	9.00%	6.75%	9.30%	7.50%	12.00%	100%	86%	95%	95%	85%	90%	N/A	N/A	N/A	N/A
2/6/2025	3.00%	74%	95%	95%	85%	170%	13.50%	19.50%	29.50%	16.00%	120%	10.75%	8.75%	9.30%	8.75%	13.75%	105%	95%	110%	105%	100%	95%	N/A	N/A	N/A	N/A
2/20/2025	3.05%	75%	100%	100%	90%	175%	14.00%	20.00%	30.00%	16.50%	125%	11.00%	9.00%	9.60%	9.00%	14.00%	110%	100%	115%	110%	105%	100%	N/A	N/A	N/A	N/A
3/6/2025	3.05%	75%	100%	100%	90%	175%	14.00%	20.00%	30.00%	16.50%	125%	11.00%	9.00%	9.60%	9.00%	14.00%	110%	100%	115%	110%	105%	100%	N/A	N/A	N/A	N/A
3/20/2025	3.05%	75%	100%	100%	90%	175%	14.00%	20.00%	30.00%	16.50%	125%	11.00%	9.00%	9.60%	9.00%	14.00%	110%	100%	115%	110%	105%	100%	N/A	N/A	N/A	N/A
4/6/2025	3.05%	75%	100%	100%	90%	175%	14.00%	20.00%	30.00%	16.50%	125%	11.00%	9.00%	9.60%	9.00%	14.00%	110%	100%	115%	110%	105%	100%	N/A	N/A	N/A	N/A
4/20/2025	3.05%	75%	100%	100%	90%	175%	14.00%	20.00%	30.00%	16.50%	125%	11.00%	9.00%	9.60%	9.00%	14.00%	110%	100%	115%	110%	105%	100%	N/A	N/A	N/A	N/A
5/6/2025	3.05%	80%	100%	100%	90%	175%	20.00%	20.00%	30.00%	16.50%	125%	13.00%	11.00%	13.00%	11.00%	16.00%	115%	100%	115%	115%	105%	100%	N/A	N/A	N/A	N/A
5/20/2025	3.05%	80%	100%	100%	90%	175%	20.00%	20.00%	30.00%	16.50%	125%	13.00%	11.00%	13.00%	11.00%	16.00%	115%	100%	115%	115%	105%	100%	N/A	N/A	N/A	N/A
6/6/2025	3.05%	80%	100%	100%	90%	175%	20.00%	20.00%	30.00%	16.50%	125%	13.00%	11.00%	13.00%	11.00%	16.00%	115%	100%	115%	115%	105%	100%	30.00%	18.00%	110%	95%
6/20/2025	3.05%	80%	100%	100%	90%	175%	20.00%	20.00%	30.00%	16.50%	125%	13.00%	11.00%	13.00%	11.00%	16.00%	115%	100%	115%	115%	105%	100%	30.00%	18.00%	110%	95%
7/6/2025	3.05%	80%	100%	100%	90%	175%	20.00%	20.00%	30.00%	16.50%	125%	13.00%	11.00%	13.00%	11.00%	16.00%	115%	100%	115%	115%	105%	100%	30.00%	18.00%	110%	95%
7/20/2025	3.05%	80%	100%	100%	90%	175%	20.00%	20.00%	30.00%	16.50%	125%	13.00%	11.00%	13.00%	11.00%	16.00%	115%	100%	115%	115%	105%	100%	30.00%	18.00%	110%	95%
8/6/2025	3.05%	80%	100%	100%	90%	175%	20.00%	20.00%	30.00%	16.50%	125%	13.00%	11.00%	13.00%	11.00%	16.00%	115%	100%	115%	115%	105%	100%	30.00%	18.00%	110%	95%
8/20/2025	3.05%	80%	100%	100%	90%	175%	20.00%	20.00%	30.00%	16.50%	125%	13.00%	11.00%	13.00%	11.00%	16.00%	115%	100%	115%	115%	105%	100%	30.00%	18.00%	110%	95%
9/6/2025	3.05%	80%	100%	100%	90%	175%	20.00%	20.00%	30.00%	16.50%	125%	13.00%	11.00%	13.00%	11.00%	16.00%	115%	100%	115%	115%	105%	100%	30.00%	18.00%	110%	95%
9/20/2025	3.05%	80%	100%	100%	90%	175%	20.00%	20.00%	30.00%	16.50%	125%	13.00%	11.00%	13.00%	11.00%	16.00%	115%	100%	115%	115%	105%	100%	30.00%	18.00%	110%	95%
10/6/2025	3.05%	80%	100%	100%	90%	175%	20.00%	20.00%	30.00%	16.50%	125%	13.00%	11.00%	13.00%	11.00%	16.00%	115%	100%	115%	115%	105%	100%	30.00%	18.00%	110%	95%
10/20/2025	3.05%	80%	100%	100%	90%	175%	20.00%	20.00%	30.00%	16.50%	125%	13.00%	11.00%	13.00%	11.00%	16.00%	115%	100%	115%	115%	105%	100%	30.00%	18.00%	110%	95%
11/6/2025	3.05%	80%	100%	100%	90%	175%	20.00%	20.00%	30.00%	16.50%	125%	13.00%	11.00%	13.00%	11.00%	16.00%	115%	100%	115%	115%	105%	100%	30.00%	18.00%	110%	95%
11/20/2025	3.05%	80%	100%	100%	90%	175%	20.00%	20.00%	30.00%	16.50%	125%	13.00%	11.00%	13.00%	11.00%	16.00%	115%	100%	115%	115%	105%	100%	30.00%	18.00%	110%	95%
12/6/2025	3.05%	80%	100%	100%	80%	175%	20.00%	20.00%	30.00%	16.50%	125%	11.00%	9.50%	13.00%	9.50%	16.00%	105%	90%	110%	110%	100%	100%	30.00%	17.00%	105%	95%
12/20/2025	3.05%	80%	100%	100%	80%	175%	20.00%	20.00%	30.00%	16.50%	125%	11.00%	9.50%	13.00%	9.50%	16.00%	105%	90%	110%	110%	100%	100%	30.00%	17.00%	105%	95%

	Strategy 1	Strategy 2	Strategy 3	Strategy 4	Strategy 5	Strategy 6	Strategy 7	Strategy 8	Strategy 9	Strategy 10	Strategy 11	Strategy 12	Strategy 13	Strategy 14	Strategy 15	Strategy 16	Strategy 17	Strategy 18	Strategy 19	Strategy 20	Strategy 21	Strategy 22	Strategy 23	Strategy 24	Strategy 25	Strategy 26
	FIX	S&P 500	MSCI EAFE	iYR	GLD	FTBE	S&P 500	MSCI EAFE	iYR	GLD	FTBE	S&P 500	S&P 500	S&P 500	S&P 500	S&P 500	S&P 500	S&P 500	S&P 500	Russell 2000	S&P 500	Russell 2000	Russell 2000	Russell 2000	Russell 2000	Russell 2000
	1-Year	1-Year	1-Year	1-Year	1-Year	1-Year	1-Year	1-Year	1-Year	1-Year	1-Year	1-Year	1-Year	1-Year	1-Year	1-Year	3-Year	3-Year	6-Year	6-Year	6-Year	6-Year	1-Year	1-Year	3-Year	3-Year
	N/A	50% DPR	50% DPR	50% DPR	50% DPR	50% DPR	10% Buffer	10% Buffer	10% Buffer	10% Buffer	10% Buffer	10% Buffer	10% Buffer	20% Buffer	20% Buffer	-10% Floor	10% Buffer	20% Buffer	10% Buffer	10% Buffer	20% Buffer	20% Buffer	10% Buffer	20% Buffer	10% Buffer	20% Buffer
	Fix Rate	Par Rate	Par Rate	Par Rate	Par Rate	Par Rate	Cap	Cap	Cap	Cap	Par Rate	Trigger	Trigger	Cap	Trigger	Cap	Par Rate	Par Rate	Par Rate	Par Rate	Par Rate	Par Rate	Cap	Cap	Par Rate	Par Rate
PURCHASE PAYMENTS $250,000 AND OVER
1/6/2024	3.05%	73%	79%	76%	100%	180%	20.00%	23.50%	30.00%	17.00%	150%	N/A	N/A	N/A	N/A	12.25%	N/A	N/A	145%	N/A	N/A	N/A	N/A	N/A	N/A	N/A
1/20/2024	3.05%	73%	79%	76%	90%	180%	18.00%	21.00%	27.50%	16.00%	150%	N/A	N/A	N/A	N/A	12.25%	N/A	N/A	140%	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2/6/2024	3.05%	73%	79%	76%	90%	180%	18.00%	21.00%	27.50%	16.00%	150%	N/A	N/A	N/A	N/A	12.25%	N/A	N/A	140%	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2/20/2024	3.05%	73%	79%	76%	80%	180%	17.50%	19.50%	27.50%	15.00%	150%	N/A	N/A	N/A	N/A	12.25%	N/A	N/A	130%	N/A	N/A	N/A	N/A	N/A	N/A	N/A
3/6/2024	3.05%	73%	79%	76%	80%	180%	17.50%	19.50%	27.50%	15.00%	150%	N/A	N/A	N/A	N/A	12.25%	N/A	N/A	130%	N/A	N/A	N/A	N/A	N/A	N/A	N/A
3/20/2024	3.05%	73%	79%	76%	80%	180%	17.50%	19.50%	27.50%	15.00%	150%	N/A	N/A	N/A	N/A	12.25%	N/A	N/A	130%	N/A	N/A	N/A	N/A	N/A	N/A	N/A
4/6/2024	3.05%	73%	79%	76%	80%	180%	17.50%	19.50%	27.50%	15.00%	150%	N/A	N/A	N/A	N/A	12.25%	N/A	N/A	130%	N/A	N/A	N/A	N/A	N/A	N/A	N/A
4/20/2024	3.05%	73%	79%	76%	80%	180%	17.50%	19.50%	27.50%	15.00%	150%	N/A	N/A	N/A	N/A	12.25%	N/A	N/A	130%	N/A	N/A	N/A	N/A	N/A	N/A	N/A
5/6/2024	3.05%	73%	79%	76%	80%	180%	17.50%	19.50%	27.50%	15.00%	150%	N/A	N/A	N/A	N/A	12.25%	N/A	N/A	130%	N/A	N/A	N/A	N/A	N/A	N/A	N/A
5/20/2024	3.05%	73%	79%	76%	80%	180%	17.50%	19.50%	27.50%	15.00%	150%	10.40%	7.15%	11.60%	8.80%	12.25%	113%	104%	130%	114%	105%	107%	N/A	N/A	N/A	N/A
6/6/2024	3.05%	73%	79%	76%	80%	180%	17.50%	19.50%	27.50%	15.00%	150%	10.40%	7.15%	11.60%	8.80%	12.25%	113%	104%	130%	114%	105%	107%	N/A	N/A	N/A	N/A
6/20/2024	3.05%	73%	79%	76%	75%	175%	16.50%	19.50%	27.50%	15.00%	145%	10.40%	7.15%	11.60%	8.80%	12.25%	113%	104%	125%	114%	105%	107%	N/A	N/A	N/A	N/A
7/6/2024	3.05%	73%	79%	76%	75%	175%	16.50%	19.50%	27.50%	15.00%	145%	10.40%	7.15%	11.60%	8.80%	12.25%	113%	104%	125%	114%	105%	107%	N/A	N/A	N/A	N/A
7/20/2024	3.05%	73%	79%	76%	75%	175%	16.50%	19.50%	27.50%	15.00%	145%	10.40%	7.15%	11.60%	8.80%	12.25%	113%	104%	120%	114%	105%	107%	N/A	N/A	N/A	N/A
8/6/2024	3.05%	73%	79%	76%	75%	175%	16.50%	19.50%	27.50%	15.00%	145%	10.40%	7.15%	11.60%	8.80%	12.25%	113%	104%	120%	114%	105%	107%	N/A	N/A	N/A	N/A
8/20/2024	3.05%	75%	79%	76%	75%	175%	15.00%	17.50%	27.50%	14.50%	130%	9.75%	7.00%	10.60%	8.25%	12.25%	110%	100%	110%	110%	100%	105%	N/A	N/A	N/A	N/A
9/6/2024	3.05%	75%	79%	76%	75%	175%	15.00%	17.50%	27.50%	14.50%	130%	9.75%	7.00%	10.60%	8.25%	12.25%	110%	100%	110%	110%	100%	105%	N/A	N/A	N/A	N/A
9/20/2024	3.05%	75%	79%	76%	75%	175%	15.00%	17.50%	27.50%	14.50%	130%	9.75%	7.00%	10.60%	8.25%	12.25%	110%	100%	110%	110%	100%	105%	N/A	N/A	N/A	N/A
10/6/2024	3.05%	75%	79%	76%	75%	175%	15.00%	17.50%	27.50%	14.50%	130%	9.75%	7.00%	10.60%	8.25%	12.25%	110%	100%	110%	110%	100%	105%	N/A	N/A	N/A	N/A
10/20/2024	3.05%	75%	79%	76%	75%	175%	15.00%	17.50%	27.50%	14.50%	130%	9.75%	7.00%	10.60%	8.25%	12.25%	110%	100%	110%	110%	100%	105%	N/A	N/A	N/A	N/A
11/6/2024	3.05%	75%	79%	76%	75%	175%	15.00%	17.50%	27.50%	14.50%	130%	9.75%	7.00%	10.60%	8.25%	12.25%	110%	100%	110%	110%	100%	105%	N/A	N/A	N/A	N/A
11/20/2024	3.05%	75%	79%	76%	75%	175%	15.00%	17.50%	27.50%	14.50%	130%	9.75%	7.00%	10.60%	8.25%	12.25%	115%	100%	110%	110%	100%	105%	N/A	N/A	N/A	N/A
12/6/2024	3.05%	75%	79%	76%	75%	175%	15.00%	17.50%	27.50%	14.50%	130%	9.75%	7.00%	10.60%	8.25%	12.25%	115%	100%	110%	110%	100%	105%	N/A	N/A	N/A	N/A
12/20/2024	3.05%	75%	79%	76%	75%	175%	15.00%	17.50%	27.50%	14.50%	130%	9.75%	7.00%	10.60%	8.25%	12.25%	115%	100%	110%	110%	100%	105%	N/A	N/A	N/A	N/A
PURCHASE PAYMENTS BELOW $250,000
1/6/2024	3.00%	72%	77%	75%	90%	175%	19.50%	22.50%	29.00%	16.50%	145%	N/A	N/A	N/A	N/A	12.00%	N/A	N/A	140%	N/A	N/A	N/A	N/A	N/A	N/A	N/A
1/20/2024	3.00%	72%	77%	75%	80%	175%	17.50%	20.00%	26.50%	15.50%	145%	N/A	N/A	N/A	N/A	12.00%	N/A	N/A	135%	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2/6/2024	3.00%	72%	77%	75%	80%	175%	17.50%	20.00%	26.50%	15.50%	145%	N/A	N/A	N/A	N/A	12.00%	N/A	N/A	135%	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2/20/2024	3.00%	72%	77%	75%	70%	175%	17.00%	18.50%	26.50%	14.50%	145%	N/A	N/A	N/A	N/A	12.00%	N/A	N/A	125%	N/A	N/A	N/A	N/A	N/A	N/A	N/A
3/6/2024	3.00%	72%	77%	75%	70%	175%	17.00%	18.50%	26.50%	14.50%	145%	N/A	N/A	N/A	N/A	12.00%	N/A	N/A	125%	N/A	N/A	N/A	N/A	N/A	N/A	N/A
3/20/2024	3.00%	72%	77%	75%	70%	175%	17.00%	18.50%	26.50%	14.50%	145%	N/A	N/A	N/A	N/A	12.00%	N/A	N/A	125%	N/A	N/A	N/A	N/A	N/A	N/A	N/A
4/6/2024	3.00%	72%	77%	75%	70%	175%	17.00%	18.50%	26.50%	14.50%	145%	N/A	N/A	N/A	N/A	12.00%	N/A	N/A	125%	N/A	N/A	N/A	N/A	N/A	N/A	N/A
4/20/2024	3.00%	72%	77%	75%	70%	175%	17.00%	18.50%	26.50%	14.50%	145%	N/A	N/A	N/A	N/A	12.00%	N/A	N/A	125%	N/A	N/A	N/A	N/A	N/A	N/A	N/A
5/6/2024	3.00%	72%	77%	75%	70%	175%	17.00%	18.50%	26.50%	14.50%	145%	N/A	N/A	N/A	N/A	12.00%	N/A	N/A	125%	N/A	N/A	N/A	N/A	N/A	N/A	N/A
5/20/2024	3.00%	72%	77%	75%	70%	175%	17.00%	18.50%	26.50%	14.50%	145%	10.35%	7.10%	11.30%	8.75%	12.00%	109%	100%	125%	109%	100%	102%	N/A	N/A	N/A	N/A
6/6/2024	3.00%	72%	77%	75%	70%	175%	17.00%	18.50%	26.50%	14.50%	145%	10.35%	7.10%	11.30%	8.75%	12.00%	109%	100%	125%	109%	100%	102%	N/A	N/A	N/A	N/A
6/20/2024	3.00%	72%	77%	75%	70%	170%	16.00%	18.50%	26.50%	14.50%	140%	10.35%	7.10%	11.30%	8.75%	12.00%	109%	100%	120%	109%	100%	102%	N/A	N/A	N/A	N/A
7/6/2024	3.00%	72%	77%	75%	70%	170%	16.00%	18.50%	26.50%	14.50%	140%	10.35%	7.10%	11.30%	8.75%	12.00%	109%	100%	120%	109%	100%	102%	N/A	N/A	N/A	N/A
7/20/2024	3.00%	72%	77%	75%	70%	170%	16.00%	18.50%	26.50%	14.50%	140%	10.35%	7.10%	11.30%	8.75%	12.00%	109%	100%	115%	109%	100%	102%	N/A	N/A	N/A	N/A
8/6/2024	3.00%	72%	77%	75%	70%	170%	16.00%	18.50%	26.50%	14.50%	140%	10.35%	7.10%	11.30%	8.75%	12.00%	109%	100%	115%	109%	100%	102%	N/A	N/A	N/A	N/A
8/20/2024	3.00%	74%	77%	75%	70%	170%	14.50%	16.50%	26.50%	14.00%	125%	9.50%	6.75%	10.30%	8.00%	12.00%	105%	96%	105%	105%	95%	100%	N/A	N/A	N/A	N/A
9/6/2024	3.00%	74%	77%	75%	70%	170%	14.50%	16.50%	26.50%	14.00%	125%	9.50%	6.75%	10.30%	8.00%	12.00%	105%	96%	105%	105%	95%	100%	N/A	N/A	N/A	N/A
9/20/2024	3.00%	74%	77%	75%	70%	170%	14.50%	16.50%	26.50%	14.00%	125%	9.50%	6.75%	10.30%	8.00%	12.00%	105%	96%	105%	105%	95%	100%	N/A	N/A	N/A	N/A
10/6/2024	3.00%	74%	77%	75%	70%	170%	14.50%	16.50%	26.50%	14.00%	125%	9.50%	6.75%	10.30%	8.00%	12.00%	105%	96%	105%	105%	95%	100%	N/A	N/A	N/A	N/A
10/20/2024	3.00%	74%	77%	75%	70%	170%	14.50%	16.50%	26.50%	14.00%	125%	9.50%	6.75%	10.30%	8.00%	12.00%	105%	96%	105%	105%	95%	100%	N/A	N/A	N/A	N/A
11/6/2024	3.00%	74%	77%	75%	70%	170%	14.50%	16.50%	26.50%	14.00%	125%	9.50%	6.75%	10.30%	8.00%	12.00%	105%	96%	105%	105%	95%	100%	N/A	N/A	N/A	N/A
11/20/2024	3.00%	74%	77%	75%	70%	170%	14.50%	16.50%	26.50%	14.00%	125%	9.50%	6.75%	10.30%	8.00%	12.00%	110%	96%	105%	105%	95%	100%	N/A	N/A	N/A	N/A
12/6/2024	3.00%	74%	77%	75%	70%	170%	14.50%	16.50%	26.50%	14.00%	125%	9.50%	6.75%	10.30%	8.00%	12.00%	110%	96%	105%	105%	95%	100%	N/A	N/A	N/A	N/A
12/20/2024	3.00%	74%	77%	75%	70%	170%	14.50%	16.50%	26.50%	14.00%	125%	9.50%	6.75%	10.30%	8.00%	12.00%	110%	96%	105%	105%	95%	100%	N/A	N/A	N/A	N/A

	Strategy 1	Strategy 2	Strategy 3	Strategy 4	Strategy 5	Strategy 6	Strategy 7	Strategy 8	Strategy 9	Strategy 10	Strategy 11	Strategy 12	Strategy 13	Strategy 14	Strategy 15	Strategy 16	Strategy 17	Strategy 18	Strategy 19	Strategy 20	Strategy 21	Strategy 22	Strategy 23	Strategy 24	Strategy 25	Strategy 26
	FIX	S&P 500	MSCI EAFE	iYR	GLD	FTBE	S&P 500	MSCI EAFE	iYR	GLD	FTBE	S&P 500	S&P 500	S&P 500	S&P 500	S&P 500	S&P 500	S&P 500	S&P 500	Russell 2000	S&P 500	Russell 2000	Russell 2000	Russell 2000	Russell 2000	Russell 2000
	1-Year	1-Year	1-Year	1-Year	1-Year	1-Year	1-Year	1-Year	1-Year	1-Year	1-Year	1-Year	1-Year	1-Year	1-Year	1-Year	3-Year	3-Year	6-Year	6-Year	6-Year	6-Year	1-Year	1-Year	3-Year	3-Year
	N/A	50% DPR	50% DPR	50% DPR	50% DPR	50% DPR	10% Buffer	10% Buffer	10% Buffer	10% Buffer	10% Buffer	10% Buffer	10% Buffer	20% Buffer	20% Buffer	-10% Floor	10% Buffer	20% Buffer	10% Buffer	10% Buffer	20% Buffer	20% Buffer	10% Buffer	20% Buffer	10% Buffer	20% Buffer
	Fix Rate	Par Rate	Par Rate	Par Rate	Par Rate	Par Rate	Cap	Cap	Cap	Cap	Par Rate	Trigger	Trigger	Cap	Trigger	Cap	Par Rate	Par Rate	Par Rate	Par Rate	Par Rate	Par Rate	Cap	Cap	Par Rate	Par Rate
PURCHASE PAYMENTS $250,000 AND OVER
1/6/2023	2.95%	83%	98%	96%	132%	200%	17.10%	24.00%	30.00%	15.95%	140%	N/A	N/A	N/A	N/A	12.25%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
1/20/2023	2.95%	84%	99%	97%	133%	200%	17.65%	26.20%	30.00%	16.55%	149%	N/A	N/A	N/A	N/A	12.60%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2/6/2023	2.95%	73%	82%	80%	127%	190%	22.00%	23.20%	28.40%	14.60%	149%	N/A	N/A	N/A	N/A	13.55%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2/20/2023	2.95%	74%	83%	83%	128%	181%	22.00%	25.95%	30.00%	15.40%	149%	N/A	N/A	N/A	N/A	13.55%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
3/6/2023	2.95%	73%	84%	80%	128%	190%	21.60%	30.00%	28.35%	13.25%	153%	N/A	N/A	N/A	N/A	13.55%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
3/20/2023	2.95%	76%	90%	86%	128%	200%	22.00%	30.00%	28.40%	18.15%	164%	N/A	N/A	N/A	N/A	13.55%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
4/6/2023	2.95%	73%	79%	80%	131%	177%	19.65%	21.00%	21.00%	12.50%	149%	N/A	N/A	N/A	N/A	13.55%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
4/20/2023	2.95%	73%	79%	79%	131%	190%	20.95%	21.00%	21.00%	13.60%	151%	N/A	N/A	N/A	N/A	13.60%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
5/6/2023	2.95%	73%	79%	77%	127%	190%	19.85%	21.00%	21.40%	14.30%	150%	N/A	N/A	N/A	N/A	13.55%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
5/20/2023	2.95%	73%	84%	80%	127%	187%	19.60%	21.30%	21.55%	14.85%	140%	9.20%	5.85%	10.00%	7.15%	14.30%	108%	90%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
6/6/2023	2.95%	74%	85%	76%	120%	170%	18.50%	19.85%	21.00%	15.25%	137%	8.55%	5.40%	9.50%	6.75%	13.55%	109%	92%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
6/20/2023	2.95%	73%	93%	80%	100%	170%	17.45%	23.55%	30.00%	15.35%	137%	8.45%	5.45%	9.25%	6.70%	12.75%	108%	90%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
7/6/2023	2.95%	73%	79%	76%	100%	170%	17.50%	23.40%	30.00%	16.40%	137%	8.55%	5.45%	9.60%	6.80%	12.25%	110%	93%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
7/20/2023	2.95%	73%	84%	79%	100%	170%	17.50%	23.50%	30.00%	17.00%	137%	8.55%	5.50%	9.60%	6.80%	12.95%	110%	93%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
8/6/2023	2.95%	74%	87%	79%	100%	170%	18.05%	23.50%	30.00%	17.00%	137%	9.10%	5.85%	10.35%	7.20%	13.95%	116%	98%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
8/20/2023	2.95%	78%	92%	87%	114%	169%	21.35%	35.00%	35.00%	27.55%	136%	10.50%	7.05%	11.45%	8.05%	14.40%	122%	102%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
9/6/2023	2.95%	79%	94%	93%	106%	169%	19.40%	35.00%	35.00%	24.45%	136%	9.25%	6.05%	10.40%	7.25%	13.50%	121%	102%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
9/20/2023	2.95%	80%	89%	109%	119%	170%	21.90%	35.00%	35.00%	24.30%	137%	10.10%	6.80%	11.20%	7.85%	12.95%	126%	106%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
10/6/2023	2.95%	83%	92%	118%	120%	168%	21.65%	35.00%	35.00%	26.50%	135%	9.75%	6.55%	10.70%	7.50%	12.20%	124%	104%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
10/20/2023	2.95%	81%	90%	105%	119%	168%	20.65%	35.00%	35.00%	25.75%	148%	9.75%	6.70%	10.60%	7.50%	11.85%	122%	102%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
11/6/2023	2.95%	80%	88%	102%	119%	179%	22.00%	35.00%	35.00%	20.30%	148%	9.70%	6.55%	10.95%	7.60%	11.10%	121%	102%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
11/20/2023	2.95%	76%	85%	100%	115%	179%	24.25%	35.00%	35.00%	21.75%	148%	10.15%	6.90%	11.45%	7.95%	11.55%	119%	100%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
12/6/2023	2.95%	75%	83%	97%	114%	179%	21.20%	35.00%	35.00%	20.35%	149%	9.55%	6.25%	11.05%	7.55%	12.05%	115%	97%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
12/20/2023	2.95%	75%	87%	101%	115%	179%	21.90%	35.00%	35.00%	20.20%	149%	9.35%	6.05%	11.05%	7.45%	12.00%	116%	98%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
PURCHASE PAYMENTS BELOW $250,000
1/6/2023	2.90%	82%	95%	95%	120%	200%	16.40%	22.65%	30.00%	15.45%	137%	N/A	N/A	N/A	N/A	11.95%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
1/20/2023	2.90%	83%	97%	96%	121%	200%	16.90%	24.35%	30.00%	16.00%	145%	N/A	N/A	N/A	N/A	12.30%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2/6/2023	2.90%	72%	79%	79%	116%	187%	21.40%	22.65%	27.60%	14.15%	147%	N/A	N/A	N/A	N/A	13.30%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2/20/2023	2.90%	73%	81%	82%	116%	177%	21.40%	25.10%	29.00%	14.85%	147%	N/A	N/A	N/A	N/A	13.30%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
3/6/2023	2.90%	72%	82%	79%	116%	187%	20.80%	29.00%	27.60%	12.85%	150%	N/A	N/A	N/A	N/A	13.30%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
3/20/2023	2.90%	75%	87%	85%	116%	200%	21.40%	29.00%	27.20%	17.50%	161%	N/A	N/A	N/A	N/A	13.30%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
4/6/2023	2.90%	72%	77%	79%	118%	173%	19.05%	20.00%	20.00%	12.10%	147%	N/A	N/A	N/A	N/A	13.30%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
4/20/2023	2.90%	72%	77%	77%	118%	187%	20.30%	20.00%	20.00%	13.10%	149%	N/A	N/A	N/A	N/A	13.30%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
5/6/2023	2.90%	72%	77%	76%	116%	187%	19.40%	20.00%	20.95%	13.85%	148%	N/A	N/A	N/A	N/A	13.30%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
5/20/2023	2.90%	72%	81%	79%	116%	184%	19.10%	20.95%	21.00%	14.35%	136%	9.15%	5.85%	9.80%	7.15%	13.95%	104%	87%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
6/6/2023	2.90%	73%	82%	75%	110%	165%	17.90%	19.40%	20.00%	14.80%	135%	8.50%	5.35%	9.30%	6.70%	13.20%	105%	88%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
6/20/2023	2.90%	72%	90%	79%	90%	165%	16.90%	22.50%	29.00%	14.85%	135%	8.45%	5.40%	9.05%	6.65%	12.50%	104%	87%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
7/6/2023	2.90%	72%	77%	75%	90%	165%	17.00%	22.30%	29.00%	15.90%	135%	8.50%	5.45%	9.40%	6.80%	12.00%	107%	90%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
7/20/2023	2.90%	72%	82%	78%	90%	165%	17.00%	22.50%	29.00%	16.50%	135%	8.55%	5.50%	9.40%	6.80%	12.65%	106%	90%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
8/6/2023	2.90%	73%	85%	78%	90%	165%	17.55%	22.50%	29.00%	16.50%	135%	9.10%	5.80%	10.10%	7.20%	13.65%	112%	95%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
8/20/2023	2.90%	77%	90%	86%	103%	164%	20.55%	35.00%	35.00%	26.50%	134%	10.50%	7.00%	11.20%	8.05%	14.10%	118%	99%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
9/6/2023	2.90%	78%	91%	92%	96%	164%	18.60%	35.00%	35.00%	23.65%	134%	9.20%	6.00%	10.15%	7.20%	13.20%	117%	98%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
9/20/2023	2.90%	79%	87%	107%	108%	165%	20.90%	35.00%	35.00%	23.40%	135%	10.10%	6.75%	10.95%	7.85%	12.65%	122%	102%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
10/6/2023	2.90%	82%	90%	117%	110%	163%	20.30%	35.00%	35.00%	25.50%	133%	9.70%	6.50%	10.45%	7.45%	11.90%	119%	100%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
10/20/2023	2.90%	80%	88%	104%	109%	163%	19.60%	35.00%	35.00%	24.80%	143%	9.70%	6.65%	10.30%	7.45%	11.60%	118%	98%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
11/6/2023	2.90%	78%	86%	101%	108%	174%	20.85%	35.00%	35.00%	19.60%	143%	9.70%	6.50%	10.70%	7.55%	10.85%	117%	98%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
11/20/2023	2.90%	75%	82%	99%	105%	174%	23.00%	35.00%	35.00%	21.05%	144%	10.15%	6.90%	11.25%	7.95%	11.30%	115%	97%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
12/6/2023	2.90%	74%	80%	95%	104%	174%	20.55%	35.00%	35.00%	19.70%	144%	9.60%	6.25%	10.90%	7.60%	11.80%	111%	94%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
12/20/2023	2.90%	74%	85%	99%	105%	174%	21.10%	35.00%	35.00%	19.60%	144%	9.35%	6.05%	10.90%	7.50%	11.75%	113%	95%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	Strategy 1	Strategy 2	Strategy 3	Strategy 4	Strategy 5	Strategy 6	Strategy 7	Strategy 8	Strategy 9	Strategy 10	Strategy 11	Strategy 12	Strategy 13	Strategy 14	Strategy 15	Strategy 16	Strategy 17	Strategy 18	Strategy 19	Strategy 20	Strategy 21	Strategy 22	Strategy 23	Strategy 24	Strategy 25	Strategy 26
	FIX	S&P 500	MSCI EAFE	iYR	GLD	FTBE	S&P 500	MSCI EAFE	iYR	GLD	FTBE	S&P 500	S&P 500	S&P 500	S&P 500	S&P 500	S&P 500	S&P 500	S&P 500	Russell 2000	S&P 500	Russell 2000	Russell 2000	Russell 2000	Russell 2000	Russell 2000
	1-Year	1-Year	1-Year	1-Year	1-Year	1-Year	1-Year	1-Year	1-Year	1-Year	1-Year	1-Year	1-Year	1-Year	1-Year	1-Year	3-Year	3-Year	6-Year	6-Year	6-Year	6-Year	1-Year	1-Year	3-Year	3-Year
	N/A	50% DPR	50% DPR	50% DPR	50% DPR	50% DPR	10% Buffer	10% Buffer	10% Buffer	10% Buffer	10% Buffer	10% Buffer	10% Buffer	20% Buffer	20% Buffer	-10% Floor	10% Buffer	20% Buffer	10% Buffer	10% Buffer	20% Buffer	20% Buffer	10% Buffer	20% Buffer	10% Buffer	20% Buffer
	Fix Rate	Par Rate	Par Rate	Par Rate	Par Rate	Par Rate	Cap	Cap	Cap	Cap	Par Rate	Trigger	Trigger	Cap	Trigger	Cap	Par Rate	Par Rate	Par Rate	Par Rate	Par Rate	Par Rate	Cap	Cap	Par Rate	Par Rate
PURCHASE PAYMENTS $250,000 AND OVER
1/6/2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
1/20/2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2/6/2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2/20/2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
3/6/2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
3/20/2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
4/6/2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
4/20/2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
5/6/2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
5/20/2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
6/6/2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
6/20/2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
7/6/2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
7/20/2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
8/6/2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
8/20/2022	2.95%	72%	84%	83%	123%	155%	14.10%	13.85%	16.60%	12.85%	100%	8.95%	6.15%	8.55%	6.55%	11.80%	98%	81%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
9/6/2022	2.95%	74%	86%	92%	115%	169%	12.30%	11.60%	15.70%	12.90%	136%	7.70%	5.20%	7.55%	5.75%	11.35%	97%	80%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
9/20/2022	1.90%	74%	74%	101%	131%	154%	13.60%	11.65%	16.05%	12.35%	102%	8.55%	5.95%	8.30%	6.35%	10.45%	101%	84%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
10/6/2022	1.90%	80%	84%	120%	145%	154%	12.05%	13.55%	19.90%	13.90%	94%	7.90%	5.55%	7.30%	5.75%	9.65%	94%	77%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
10/20/2022	1.90%	82%	84%	108%	145%	166%	11.55%	17.00%	17.00%	13.85%	99%	7.80%	5.60%	7.10%	5.65%	9.35%	91%	74%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
11/6/2022	1.90%	80%	83%	104%	144%	168%	12.35%	17.00%	17.00%	14.00%	109%	7.90%	5.55%	7.55%	5.85%	9.35%	93%	76%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
11/20/2022	1.90%	80%	85%	105%	145%	184%	13.20%	14.40%	16.65%	13.95%	124%	8.35%	5.90%	8.05%	6.20%	9.50%	92%	75%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
12/6/2022	1.90%	79%	86%	106%	147%	190%	12.20%	14.00%	16.10%	13.00%	105%	7.75%	5.25%	7.60%	5.85%	9.50%	88%	72%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
12/20/2022	2.95%	79%	91%	104%	141%	190%	14.40%	18.35%	17.75%	14.60%	120%	8.20%	5.45%	8.70%	6.35%	10.80%	99%	83%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
PURCHASE PAYMENTS BELOW $250,000
1/6/2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
1/20/2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2/6/2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2/20/2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
3/6/2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
3/20/2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
4/6/2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
4/20/2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
5/6/2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
5/20/2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
6/6/2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
6/20/2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
7/6/2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
7/20/2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
8/6/2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
8/20/2022	2.90%	71%	82%	82%	111%	152%	13.80%	13.55%	16.25%	12.40%	98%	8.90%	6.15%	8.35%	6.50%	11.55%	95%	78%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
9/6/2022	2.90%	73%	83%	91%	104%	164%	12.00%	11.35%	15.25%	12.50%	134%	7.70%	5.20%	7.35%	5.75%	11.10%	94%	77%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
9/20/2022	1.85%	73%	71%	100%	120%	151%	13.20%	11.45%	15.65%	12.00%	99%	8.45%	5.90%	8.05%	6.30%	10.20%	98%	80%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
10/6/2022	1.85%	79%	82%	118%	132%	151%	11.60%	13.15%	18.90%	13.40%	91%	7.80%	5.45%	7.05%	5.65%	9.40%	90%	73%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
10/20/2022	1.85%	80%	81%	107%	132%	163%	11.15%	16.00%	16.00%	13.35%	95%	7.70%	5.50%	6.85%	5.55%	9.15%	87%	70%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
11/6/2022	1.85%	79%	80%	102%	134%	165%	11.90%	16.00%	16.00%	13.50%	106%	7.80%	5.45%	7.30%	5.80%	9.15%	89%	73%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
11/20/2022	1.85%	79%	82%	104%	132%	180%	12.70%	14.00%	16.05%	13.50%	120%	8.25%	5.80%	7.75%	6.15%	9.30%	88%	72%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
12/6/2022	1.85%	78%	84%	104%	134%	187%	11.75%	13.55%	15.50%	12.55%	101%	7.65%	5.20%	7.35%	5.75%	9.25%	84%	69%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
12/20/2022	2.90%	78%	89%	103%	128%	186%	13.90%	17.65%	17.20%	14.15%	117%	8.15%	5.40%	8.45%	6.30%	10.55%	95%	79%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Standard Benefit Expense (of Benefit Base), Maximum [Percent]
Terminal Illness Waiver [Member]
Item 10. Benefits Available [Line Items]
Standard Benefit Expense (of Benefit Base), Maximum [Percent]
Advisory Fee Withdrawals Member]
Item 10. Benefits Available [Line Items]
Standard Benefit Expense (of Benefit Base), Maximum [Percent]
Performance Lock [Member]
Item 10. Benefits Available [Line Items]
Standard Benefit Expense (of Benefit Base), Maximum [Percent]
Extended Care Waiver [Member]
Item 10. Benefits Available [Line Items]
Standard Benefit Expense (of Benefit Base), Maximum [Percent]